John Hancock
Global Shareholder Yield Fund
Quarterly portfolio holdings 6/30/2022

Fund’s investments
As of 6-30-22 (unaudited)
	Shares	Value
Common stocks 98.2%		$989,956,450
(Cost $789,190,331)
Canada 6.9%		69,914,155
BCE, Inc.	174,391	8,571,876
Enbridge, Inc.	202,197	8,539,022
Fortis, Inc. (A)	119,702	5,658,691
Great-West Lifeco, Inc.	292,698	7,146,907
Nutrien, Ltd.	89,288	7,115,361
Restaurant Brands International, Inc.	261,447	13,111,567
Royal Bank of Canada	103,798	10,050,795
TELUS Corp. (A)	436,397	9,719,936
France 5.9%		59,739,964
AXA SA	575,910	13,154,729
Danone SA	77,569	4,344,052
Orange SA (A)	904,323	10,656,202
Sanofi	140,908	14,210,077
TotalEnergies SE	330,088	17,374,904
Germany 6.7%		67,969,444
Allianz SE	57,758	11,072,850
BASF SE	147,884	6,470,284
Bayer AG	131,142	7,831,361
Deutsche Post AG	283,254	10,694,627
Deutsche Telekom AG	813,639	16,182,745
Muenchener Rueckversicherungs-Gesellschaft AG	43,528	10,296,478
Siemens AG	52,736	5,421,099
Hong Kong 0.7%		7,215,878
China Resources Gas Group, Ltd.	1,548,000	7,215,878
Ireland 1.0%		10,417,642
Medtronic PLC	116,074	10,417,642
Italy 1.7%		16,671,798
Assicurazioni Generali SpA	399,565	6,382,188
Snam SpA	1,961,274	10,289,610
Japan 2.4%		23,910,434
Bridgestone Corp.	171,600	6,256,432
Koei Tecmo Holdings Company, Ltd.	199,900	6,481,883
Tokio Marine Holdings, Inc.	99,300	5,790,377
Toyota Motor Corp.	348,800	5,381,742
Norway 1.5%		15,085,881
Orkla ASA	980,218	7,852,231
Telenor ASA	541,310	7,233,650
South Korea 1.0%		10,025,434
Samsung Electronics Company, Ltd., GDR (B)	9,208	10,025,434
Spain 0.4%		3,570,005
Industria de Diseno Textil SA	157,092	3,570,005
Switzerland 2.6%		26,245,095
Nestle SA	42,691	4,989,415
Novartis AG	191,299	16,218,450
Roche Holding AG	15,068	5,037,230
2	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan 1.0%		$9,694,406
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	118,586	9,694,406
United Kingdom 8.9%		89,798,532
AstraZeneca PLC, ADR	262,843	17,366,037
B&M European Value Retail SA	1,309,231	5,859,175
BAE Systems PLC	912,511	9,238,258
British American Tobacco PLC	373,616	16,014,782
Coca-Cola Europacific Partners PLC	238,567	12,312,443
GSK PLC	406,262	8,755,598
Linde PLC	17,299	4,973,981
National Grid PLC	378,359	4,862,268
Unilever PLC	228,522	10,415,990
United States 57.5%		579,697,782
AbbVie, Inc.	135,886	20,812,300
Air Products & Chemicals, Inc.	24,833	5,971,840
Altria Group, Inc.	211,781	8,846,092
Ameren Corp.	62,781	5,672,891
American Electric Power Company, Inc.	125,840	12,073,090
American Tower Corp.	21,206	5,420,042
Amgen, Inc.	24,555	5,974,232
Analog Devices, Inc.	104,913	15,326,740
Apple, Inc.	48,551	6,637,893
AT&T, Inc.	421,887	8,842,752
Broadcom, Inc.	35,994	17,486,245
Chevron Corp.	51,620	7,473,544
Cisco Systems, Inc.	343,202	14,634,133
Columbia Banking System, Inc.	114,059	3,267,790
Cummins, Inc.	54,107	10,471,328
Dominion Energy, Inc.	71,152	5,678,641
Dow, Inc.	190,575	9,835,576
Duke Energy Corp.	55,247	5,923,031
Eaton Corp. PLC	44,124	5,559,183
Emerson Electric Company	92,078	7,323,884
Entergy Corp.	74,779	8,423,107
Enterprise Products Partners LP	578,700	14,102,919
Evergy, Inc.	138,955	9,066,814
Hasbro, Inc.	105,472	8,636,047
Hubbell, Inc.	29,298	5,232,037
IBM Corp.	147,605	20,840,347
Intel Corp.	116,353	4,352,766
Iron Mountain, Inc.	321,718	15,664,449
Johnson & Johnson	35,716	6,339,947
JPMorgan Chase & Co.	87,335	9,834,794
KeyCorp	590,619	10,176,365
Kimberly-Clark Corp.	42,133	5,694,275
KLA Corp.	24,555	7,835,009
Lazard, Ltd., Class A (A)	340,412	11,032,753
Leggett & Platt, Inc.	146,210	5,055,942
Lockheed Martin Corp.	13,672	5,878,413
LyondellBasell Industries NV, Class A	117,749	10,298,328
Magellan Midstream Partners LP	154,580	7,382,741
McDonald’s Corp.	23,438	5,786,373
Merck & Company, Inc.	117,420	10,705,181
MetLife, Inc.	220,709	13,858,318
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	3

	Shares	Value
United States (continued)
Microsoft Corp.	64,735	$16,625,890
MPLX LP	179,134	5,221,756
MSC Industrial Direct Company, Inc., Class A	152,628	11,463,889
NextEra Energy, Inc.	106,369	8,239,343
NiSource, Inc.	198,667	5,858,690
Omnicom Group, Inc.	111,889	7,117,259
Pfizer, Inc.	180,529	9,465,135
Philip Morris International, Inc.	181,703	17,941,354
Raytheon Technologies Corp.	69,199	6,650,716
Realty Income Corp.	179,135	12,227,755
Texas Instruments, Inc.	62,502	9,603,432
The Coca-Cola Company	101,844	6,407,006
The Home Depot, Inc.	19,253	5,280,520
The PNC Financial Services Group, Inc.	39,760	6,272,935
The Procter & Gamble Company	37,111	5,336,191
Truist Financial Corp.	220,696	10,467,611
U.S. Bancorp	165,882	7,633,890
United Parcel Service, Inc., Class B	32,088	5,857,344
Vail Resorts, Inc.	25,225	5,500,311
Verizon Communications, Inc.	184,714	9,374,236
Walmart, Inc.	48,248	5,865,992
WEC Energy Group, Inc.	58,317	5,869,023
Welltower, Inc.	64,455	5,307,869
WP Carey, Inc.	128,910	10,681,483

	Yield (%)	Shares	Value
Short-term investments 1.7%			$16,600,511
(Cost $16,602,481)
Short-term funds 1.7%			16,600,511
John Hancock Collateral Trust (C)	1.4215(D)	1,660,649	16,600,511

Total investments (Cost $805,792,812) 99.9%	$1,006,556,961
Other assets and liabilities, net 0.1%	1,298,275
Total net assets 100.0%	$1,007,855,236

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	All or a portion of this security is on loan as of 6-30-22. The value of securities on loan amounted to $16,126,344. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $150,290 in the form of U.S. Treasuries was pledged to the fund.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 6-30-22.
4	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The fund had the following sector composition as a percentage of net assets on 6-30-22:
Financials	13.5%
Health care	13.2%
Information technology	13.2%
Consumer staples	10.5%
Utilities	9.4%
Communication services	8.4%
Industrials	8.3%
Consumer discretionary	6.4%
Energy	6.0%
Real estate	4.9%
Materials	4.4%
Short-term investments and other	1.8%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2022, by major security category or type:
	Total value at 6-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Canada	$69,914,155	$69,914,155	—	—
France	59,739,964	—	$59,739,964	—
Germany	67,969,444	—	67,969,444	—
Hong Kong	7,215,878	—	7,215,878	—
Ireland	10,417,642	10,417,642	—	—
Italy	16,671,798	—	16,671,798	—
Japan	23,910,434	—	23,910,434	—
Norway	15,085,881	—	15,085,881	—
South Korea	10,025,434	—	10,025,434	—
Spain	3,570,005	—	3,570,005	—
Switzerland	26,245,095	—	26,245,095	—
Taiwan	9,694,406	9,694,406	—	—
United Kingdom	89,798,532	34,652,461	55,146,071	—
United States	579,697,782	579,697,782	—	—
Short-term investments	16,600,511	16,600,511	—	—
Total investments in securities	$1,006,556,961	$720,976,957	$285,580,004	—
6	|

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,660,649	$7,071,602	$128,270,505	$(118,729,071)	$(9,971)	$(2,554)	$185,096	—	$16,600,511
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	7